Note 18 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 1,482,889	$ 1,264,077
Depreciation and amortization	36,969	28,984
Operating earnings (loss)	90,550	70,747
Other income, net	232	(60)
Interest expense, net	(9,152)	(9,077)
Income taxes	(27,387)	(23,412)
Net earnings	54,243	38,198
Total assets	770,964	600,483
Total additions to long lived assets	139,217	30,600
FirstService Residential Segment [Member]
Revenues	1,112,820	1,017,506
Depreciation and amortization	20,924	21,041
Operating earnings (loss)	62,539	47,550
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	371,780	349,507
Total additions to long lived assets	25,039	22,006
FirstService Brands Segment [Member]
Revenues	370,069	246,571
Depreciation and amortization	15,982	7,840
Operating earnings (loss)	41,173	35,079
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	393,321	239,394
Total additions to long lived assets	114,178	8,541
Corporate Segment [Member]
Revenues
Depreciation and amortization	63	103
Operating earnings (loss)	(13,162)	(11,882)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	5,863	11,582
Total additions to long lived assets		$ 53